STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2012	$ 744	$ 130,824	$ (821)	$ 986	$ (84,259)	$ 47,474	$ 19,078	$ 66,552
Issuance of ordinary shares	$ 244	6,909				7,153		7,153
Stock-based compensation related to options and unvested shares		118				$ 118		$ 118
Issuance of treasury shares upon vesting of shares		$ (26)	$ 133		$ (107)
Other comprehensive income/loss				$ 853		$ 853	$ 624	$ 1,477
Net income					$ 1,465	1,465	2,159	3,624
Balance at Dec. 31, 2013	$ 988	$ 137,825	$ (688)	$ 1,839	$ (82,901)	57,063	$ 21,861	78,924
Stock-based compensation related to options and unvested shares		97				$ 97		$ 97
Issuance of treasury shares upon vesting of shares		$ (24)	$ 134		$ (110)
Dividend distribution							$ (2,066)	$ (2,066)
Other comprehensive income/loss				$ (3,060)		$ (3,060)	(2,265)	(5,325)
Net income					$ 3,339	3,339	2,106	5,445
Balance at Dec. 31, 2014	$ 988	$ 137,898	$ (554)	$ (1,221)	$ (79,672)	57,439	$ 19,636	77,075
Stock-based compensation related to options and unvested shares		98				$ 98		$ 98
Issuance of treasury shares upon vesting of shares		$ (35)	$ 200		$ (165)
Dividend distribution							$ (2,029)	$ (2,029)
Other comprehensive income/loss				$ (685)		$ (685)	(46)	(467)
Net income					$ (1,068)	(1,068)	2,239	1,171
Balance at Dec. 31, 2015	$ 988	$ 137,961	$ (354)	$ (1,906)	$ (80,905)	$ 55,784	$ 19,800	$ 75,584